Earnings per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 22 - EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2017	2016	2015
Basic
Net income	$15,872	$17,217	$12,745
Preferred stock dividends	1,244	1,501	1,577
Net income available to common shareholders—basic	$14,628	$15,716	$11,168
Weighted average common shares outstanding—basic	9,906,856	8,010,399	7,822,369
Basic earnings per share	$1.48	$1.96	$1.43
Diluted
Net income available to common shareholders—basic	$14,628	$15,716	$11,168
Preferred stock dividends on convertible preferred stock	1,244	1,501	1,577
Net income available to common shareholders—diluted	$15,872	$17,217	$12,745
Weighted average common shares outstanding for earnings per common share basic	9,906,856	8,010,399	7,822,369
Add: dilutive effects of convertible preferred shares	2,445,760	2,940,562	3,095,966
Average shares and dilutive potential common shares outstanding—diluted	12,352,616	10,950,961	10,918,335
Diluted earnings per share	$1.28	$1.57	$1.17

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.